Filed Pursuant to Rule 497(c)

File No. 333-187583
File No.          811-22818
AND
File No. 002-76969
File No. 811-03445

WCM ALTERNATIVES: EVENT-DRIVEN FUND
THE MERGER FUND

On behalf of WCM Alternatives: Event-Driven Fund and The Merger Fund (the “Funds”) and pursuant to Rule 497(c) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the form of Prospectus and SAI filed with the Securities and Exchange Commission on behalf of the Funds pursuant to Rule 497(c) under the Securities Act on March 22, 2017; such form of Prospectus and SAI (accession number 0000894189-17-001475) are incorporated by reference into this Rule 497 Document.  The purpose of this filing is to submit the 497(c) filing dated March 22, 2017 in XBRL for WCM Alternatives: Event-Driven Fund and The Merger Fund.

The XBRL exhibits attached hereto consist of the following:

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE